Financial Assets - Investments FVTPL - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value through Profit or Loss
Disclosure Of Financial Assets [Line Items]
Investment measured at fair value through profit or loss	€ 782	€ 1,084
Investment In Rani Therapeutics LLC
Disclosure Of Financial Assets [Line Items]
Financial assets investment	€ 443	€ 1,024